Note 11 - Other Assets - Summary of Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
OTHER ASSETS (note 11)	$ 2,426	$ 2,578
Deferred Charges [Member]
OTHER ASSETS (note 11)	1,240	1,408
Land Use Rights [Member]
OTHER ASSETS (note 11)	668	687
Refundable Deposits [Member]
OTHER ASSETS (note 11)	427	433
Deferred Income Tax Assets, Noncurrent [Member]
OTHER ASSETS (note 11)	$ 91	$ 50